Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-32172
Entity Registrant Name	XPO, INC.
Entity Central Index Key	0001166003
Entity Tax Identification Number	03-0450326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Five American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	855
Local Phone Number	976-6951
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	XPO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false